Stockholders’ Equity (Details) - USD ($)							12 Months Ended
	Jul. 18, 2024	Jun. 04, 2024	Apr. 23, 2024	Jan. 09, 2024	Jan. 26, 2023	Aug. 29, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 18, 2021
Stockholders’ Equity [Line Items]
Shares authorized (in Shares)							105,000,000
Restricted common shares (in Shares)						20,000
Restricted common value						$ 135,100
Restricted common share price (in Dollars per share)						$ 6.755
Stock-based professional fees							$ 1,198,745	$ 1,726,061
Purchase price per share (in Dollars per share)		$ 2.1799
Purchased shares (in Shares)		34,037
Exercise price (in Dollars per share)		$ 0.0001					$ 57,273
Aggregate shares of common warrants shares (in Shares)	763,638	917,432
Cash fee and management fee			$ 170,000
Percentage of exercise price of offering price per share		125.00%					125.00%
Non-accountable expenses							$ 25,000
Legal fees and expenses	$ 89,033
Clearing fees							15,950
Number of offering price per share (in Dollars per share)		$ 2.725
Aggregate gross proceeds							1,925,801
Amount of net proceeds							1,673,216
Offering costs	269,450						$ 260,950
Underwriters warrants (in Shares)							34,037
Cash							$ 3
Aggregate gross proceeds	2,100,005
Net proceed from initial public offering	$ 1,741,522
Offering price per share (in Dollars per share)	$ 3.4375
Legal and other expenses							50,000
Repurchase of shares							173,113	471,121
Stock repurchase				$ 1,000,000
Treasury stock value cancelled during period							644,234
Deferred compensation							$ 0	14,125
Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares (in Shares)		34,037
Exercise price (in Dollars per share)		$ 0.0001					$ 0.0001
Number of offering price per share (in Dollars per share)							$ 2.1799
Aggregate gross proceeds							$ 74,201
Offering Purchase Price [Member]
Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)		2.1799
Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares (in Shares)							1
Exercise price (in Dollars per share)	$ 2.75	2.06
Aggregate shares of common warrants shares (in Shares)							917,432
Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Underwriters warrants (in Shares)							34,037
Cash							$ 3
Exercise price per share (in Dollars per share)		$ 0.0001
Warrant [Member]
Stockholders’ Equity [Line Items]
Underwriters warrants (in Shares)							34,037
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized (in Shares)							100,000,000
Stock-based professional fees							$ 0	90,067
Agreed to sell investors shares (in Shares)		883,395
Purchase price per share (in Dollars per share)		$ 2.18
Purchased shares (in Shares)		68,807
Aggregate shares of common warrants shares (in Shares)	763,638
Percentage of aggregate shares			7.50%
Percentage of exercise price of offering price per share	125.00%	125.00%
Purchase price per share (in Dollars per share)	$ 2.75
Number of offering price per share (in Dollars per share)							$ 2.18
Underwriters warrants (in Shares)							34,037
Sale of stock (in Shares)	763,638
Repurchase of shares
Common stock purchase (in Shares)							102,855	252,855
Common stock purchase cost							$ 173,113	$ 471,121
Common Stock [Member] | Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 2.75						$ 2.06
Common Stock [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Common stock purchase (in Shares)							355,710
Common stock purchase cost								644,234
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized (in Shares)							5,000,000
Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Repurchase of shares							$ 173,113	$ 471,121
Treasury shares cancelled during period (in Shares)							355,710
2020 Omnibus Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance (in Shares)									170,000
Cash Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds from the sale of securities			7.50%
Management Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds in offering			1.00%
Placement Agent [Member]
Stockholders’ Equity [Line Items]
Purchased shares (in Shares)		68,807
Non-accountable expenses			$ 25,000
Legal fees and expenses			50,000
Clearing fees			$ 15,950
Purchase warrant shares (in Shares)	57,275
Board of Directors [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Repurchase of shares					$ 1,000,000
Board of Directors Chairman [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan (in Shares)							300,000
Board of Directors Chairman [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan (in Shares)							470,000
IPO [Member]
Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)		$ 2.725
Legal fees and expenses							$ 65,833
Aggregate gross proceeds							$ 2,000,002
Offering price per share (in Dollars per share)							$ 3.4375